Revenues, Revenue from Services (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023
Disaggregation of Revenue [Abstract]
Revenue from services	$ 35,573,513	$ 1,174,376	$ 0
Germany [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	27,248,342	850,942
The Netherlands [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	2,092,239	102,799
China (Hong Kong) [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	4,008,223	112,528
Singapore [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	1,009,340	39,121
Panama [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	1,169,968	67,174
Colombia [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	45,401	1,812
Ship Management [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	15,892,543	838,809
Management Services [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	9,072,952	309,259
Transaction Services [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	7,284,296	212
Other Revenue [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	$ 3,323,722	$ 26,096

[1]	Results for the year ended December 31, 2024 reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.